Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of Cash Flows [Abstract]
Net income	$ 6,399,899	$ 5,648,008	$ 10,172,361
Income tax expense	3,672,624	1,898,575	3,565,146
Interest expense	25,509	26,447	22,021
Depreciation and amortization	27,084	26,379	19,700
Amortization of right-of-use assets	584,813	689,889	365,842
Loss on disposal of property, plant and equipment			5,616
Loss on disposal of right-of-use assets	489,178
Shares issued to directors	213,840
Changes in
Accounts receivables, net	1,093,322	(709,185)	981,806
Inventories	(235,086)
Prepayments, deposits and other current assets	(4,968,939)	(772,764)	(790,999)
Long-term prepayments and other non-current assets	2,875,495	116,555	(2,754,089)
Accounts payable and accrued expenses	2,482,455	174,233	1,243,811
Taxes payable	(3,989,279)	(3,281,651)	(3,591,087)
Cash provided by operating activities	8,670,915	3,816,486	9,240,128
Investing Activities
Purchases of property, plant and equipment	(261,843)	(1,600)	(659)
Purchase of intangible assets		(42,678)
Cash refund from the terminated leasehold			659,241
Right-of-use-asset costs	(132,336)	(283,401)	(1,020,358)
Lease principal refund	80,531
Refund (Deposits) for acquisition of land and properties	(1,816,102)	(711,308)	732,490
Deposits made for potential acquisitions	(3,400,000)
Proceeds from disposal of property, plant and equipment			11,720
Cash (used in) provided by investing activities	(5,610,280)	(1,038,987)	382,434
Financing Activities
Net proceeds from initial public offering	21,661,293
Distributions to shareholders		(264,829)
Cash provided by (used in) financing activities	21,661,293	(264,829)
Net increase in cash and cash equivalents	24,721,927	2,512,670	9,622,562
Effects of currency translation	2,666,345	(719,843)	(497,288)
Cash and cash equivalents at beginning of year	25,022,199	23,229,372	14,104,098
Cash and cash equivalents at end of year	52,410,472	25,022,199	23,229,372
SUPPLEMENTAL DISCLOSURES
Income taxes paid	4,271,139	3,277,419	3,572,810
Interest paid	$ 25,509	$ 26,447	$ 22,021